Payments, by Project - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,037,537,308	$ 3,767,964,045	$ 1,633,220,604	$ 8,036,282,937	$ 360,591,715	$ 1,322,256	$ 23,836,918,866